                                                         OHIO TAX-FREE
                                                          INCOME FUND




                                                           GRADISON



                                                       SEMIANNUAL REPORT
                                                       DECEMBER 31, 1996


         GRADISON

This material is intended for distribution to shareholders of the Gradison Ohio Tax-Free Income Fund. It may be distributed to other persons only if it is preceded or accompanied by a current prospectus of the Gradison Ohio Tax-Free Income Fund.
McDonald & Company Securities, Inc.--Distributor



                                              A MUNICIPAL BOND FUND WITH DOUBLE
                                             TAX-FREE BENEFITS TO OHIO INVESTORS

                                    GRADISON
                            OHIO TAX-FREE INCOME FUND


LETTER TO SHAREHOLDERS


January 31, 1997 Dear Shareholder:

I am pleased to report that the Gradison Ohio Tax-Free Income Fund finished the year ended December 31, 1996 with the second highest one year total return of all 56 Ohio tax-free funds according to Lipper Analytical Services. The Fund's performance was attributable mainly to management's decision to lessen its exposure in health care bonds while increasing its exposure to general obligation bonds.

Going forward, municipal market watchers will most likely focus on the economy, the budget deficit, and currency exchange rates. Economic strength will be monitored as a barometer of inflation which might develop from tight labor markets. The budget deficit, which has narrowed in recent years, remains a constant source of concern particularly in light of the need to slow the growth of entitlements. Currency exchange rates have grown in importance as foreign governments purchased the bulk of U.S. Treasury debt issued in 1996. Fortunately, most economists believe the low inflation, steady growth economy we are experiencing will continue and, therefore, interest rates should move in a very narrow range. Whatever the outcome, you can be assured that your Fund's management will continue to pursue its long-term objective of buying good quality Ohio bonds to generate high tax-free income for its shareholders.

As always, thank you for your support and investment in the Gradison Ohio Tax-Free Income Fund.

Very truly yours,



/s/ Stephen C. Dilbone

Stephen C. Dilbone
Executive Vice President and Portfolio Manager





Note: Ranking is based on total return and does not take into account the effect of sales charges. Past performance is not a guarantee of future results.


                                                                  1-800-869-5999
                                                                       [GRAPHIC]

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(UNAUDITED)



                                                                                            ELEVEN MONTHS      FOR THE PERIOD
                                                  SIX MONTHS         YEAR ENDED JUNE 30,       ENDED           SEPT. 18, 1992
                                                    ENDED          ---------------------    JUNE 30, 1994            TO
                                                DEC. 31, 1996        1996          1995       (NOTE 1)        JULY 31, 1993 (1)
                                                -------------------------------------------------------------------------------
  Net asset value at beginning of period          $12.899          $12.773       $12.466       $13.316             $12.500
                                                  -------          -------       -------       -------             -------
Income from investment operations:

    Net investment income                            .323             .648          .661          .593                .599
    Net realized and unrealized gain
      (loss) on investments                          .360             .126          .308         (.743)               .813
                                                  -------          -------       -------       -------             -------
  Total income (loss) from investment
      operations                                     .683             .774          .969         (.150)              1.412
                                                  -------          -------       -------       -------             -------
Distributions to shareholders:

    Dividends from net investment income            (.324)           (.648)        (.662)        (.594)              (.596)
    Distributions from realized capital gains          --               --            --         (.106)                 --
                                                  -------          -------       -------       -------             -------
  Total distributions to shareholders               (.324)           (.648)        (.662)        (.700)              (.596)
                                                  -------          -------       -------       -------             -------
  Net asset value at end of period                $13.258          $12.899       $12.773       $12.466             $13.316
                                                  =======          =======       =======       =======             =======
  Total return (2)                                   5.35%            6.17%         8.00%        (1.27%)             11.56%
                                                  =======          =======       =======       =======             =======
Ratios/Supplemental data:


  Net assets at end of period (in millions)       $  76.0          $  70.6       $  70.0       $  77.6             $  69.6
Ratios net of expenses
    waived by the adviser:


    Ratio of expenses to average net assets           .98%(4)          .97%          .97%          .90%(3)(4)          .75%(3)(4)
    Ratio of net investment income to
      average net assets                             4.89%(4)         4.99%         5.26%         4.94%(3)(4)         5.25%(3)(4)
Ratios assuming no adviser
    waiver of expenses:


    Ratio of expenses to average net assets           .98%(4)          .97%          .97%          .99%(3)(4)         1.14%(3)(4)
    Ratio of net investment income to
      average net assets                             4.89%(4)         4.99%         5.26%         4.85%(3)(4)         4.86%(3)(4)
  Portfolio turnover rate                           69.53%           99.68%        80.19%        55.84%              45.04%

--------------------------------------------------------------------------------

  (1)No income was earned or expenses incurred from the date the initial shares were purchased by the adviser (August 21, 1992) through the date of public offering (September 18, 1992).
  (2)Total returns are based upon an initial investment purchased without the applicable sales charge, represent the actual returns over those periods, and have not been annualized.
  (3)The adviser absorbed expenses of the Fund through waiver of a portion of the investment advisory fee (Note 2).
  (4)Annualized.


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS            DECEMBER 31, 1996 (UNAUDITED)


      FACE                                                                       COUPON
     AMOUNT                        MUNICIPAL BONDS - 90.09%                       RATE     MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------
 $   545,000    Athens Co., OH Community Mental Health Series 1993 I              5.90%    03/01/09     $   551,813

     335,000    Avon,  OH G.O.                                                    6.50     12/01/15         365,988

     400,000    Belmont Co., OH G.O.                                              5.85      12/01/16        408,500

   1,075,000    Broadview Heights, OH Industrial Development Revenue              6.25      07/01/13      1,108,594

   1,065,000    Brown Co., OH G.O.                                                6.00      12/01/16      1,076,981

   1,100,000    Butler Co., OH Waterworks System                                  5.13      12/01/21      1,035,375

   1,250,000    Cincinnati, OH Urban Redevelopment Improvement G.O.               6.30      12/01/15      1,334,375

   2,950,000    Cleveland, OH Certificates of Participation                       7.10      07/01/02      3,123,313

     750,000    Cleveland, OH Public Power System First Mortgage Revenue          7.00      11/15/16        864,375

   1,300,000    Cleveland, OH Urban Renewal Increment Bonds Series 1993           6.75      03/15/18      1,330,875

     100,000    Cleveland, OH Urban Renewal Increment Bonds Series 1993           6.625     03/15/11        102,125

     500,000    Cuyahoga Co., OH Health Care (Benjamin Rose Institute)            5.30      12/01/25        505,000

   1,500,000    Cuyahoga Co., OH Hospital Revenue
                   (Cleveland Fairview and Lutheran Medical Center)               6.25      08/15/10      1,605,000

   1,500,000    Cuyahoga Co., OH Utility Systems Revenue
                   (The Medical Center Company Project)                           5.85      08/15/10      1,552,500

   2,185,000    Cuyahoga Co., OH Industrial Development  Revenue                  6.50      06/01/16      2,307,906

     900,000    Erie Co., OH Hospital Facilities Revenue (Firelands Hospital)     6.75      01/01/15        939,375

   1,000,000    Fairfield Co., OH City School District G.O.                       7.45      12/01/14      1,231,250

     655,000    Franklin Co., OH Hospital Revenue
                   (Worthington Christian Village)                                7.00      08/01/16        682,019

   1,310,000    Franklin Co., OH Industrial Development Revenue
                   (Columbus College of Art & Design)                             6.00      09/01/13      1,321,462

   2,065,000    Franklin, OH Local School District G.O.                           5.70      12/01/18      2,072,744

   2,300,000    Gateway Economic Development Corporation of Greater
                   Cleveland Stadium Revenue                                      6.50      09/15/14      2,251,125

   2,020,000    Greater Cincinnati, OH Mortgage Revenue Refunding
                   (Walnut Towers Project)                                        6.90      08/01/25      2,126,050

   2,000,000    Greater Cleveland, OH Regional Transit                            5.60      12/01/11      2,022,500

   2,150,000    Hamilton Co., OH  Hospital Facilities Revenue
                   (Deaconess Hospital)                                           7.00      01/01/12      2,292,438

     500,000    Hamilton Co., OH Hospital Facilities  Revenue
                   (Children's Hospital)                                          6.75      05/15/09        515,935

   1,500,000    Lucas Co., OH Hospital (Toledo Hospital)                          5.00      11/15/10      1,441,875
-------------------------------------------------------------------------------------------------------------------




                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS      DECEMBER 31, 1996 (UNAUDITED)


      FACE                                                                       COUPON
     AMOUNT                      MUNICIPAL BONDS - (CONTINUED)                    RATE     MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------

 $   385,000    Lucas Northgate Housing Development Corp. Ohio                    8.13%     01/01/25    $   403,288

     500,000    Mount Vernon, OH City School District G.O.                        7.50      12/01/14        583,750

   1,200,000    North Olmstead, OH G.O.                                           5.00      12/01/16      1,120,500

     610,000    North Olmstead, OH G.O.                                           5.00      12/01/21        561,200

     980,000    Ohio Capital Corp. Housing Mortgage Revenue Refunding
                   (FHA Section 8 Housing)                                        7.70      01/01/25      1,029,000

     920,000    Ohio Capital Corp. Housing Mortgage Revenue Refunding
                   (FHA Section 8 Housing)                                        6.50      07/01/24        943,000

   1,000,000    OH Capital Corp. Housing (FHA Section 8 Housing)                  6.35      07/01/15      1,026,250

   1,150,000    Ohio State Air Quality Development Authority Revenue
                   (Ohio Power)                                                   7.40      08/01/09      1,246,312

   2,750,000    Ohio State Air Quality Development Authority Revenue
                   (Cleveland Electric)                                           8.00      12/01/13      3,207,188

   1,000,000    Ohio State Building Authority (Adult Correctional Building)       6.125     10/01/12      1,032,500

   1,915,000    Ohio State Building Authority
                   (Worker's Compensation Facilities)                             4.75      04/01/14      1,721,106

     500,000    Ohio State Economic Development Revenue (ABS Industries)          6.00      06/01/04        516,875

     815,000    Ohio State Economic Development Revenue
                   (Ohio Enterprise Bond Fund)                                    6.50      12/01/09        854,731

     630,000    Ohio State Economic Development Revenue
                   (Wirt Metal Products)                                          5.60      06/01/02        633,150

   1,000,000    Ohio State Higher Educational Facilities Revenue
                   (Dennison University)                                          5.25      11/01/16        968,750

   1,000,000    Ohio State Water Development Authority Revenue
                   (Dayton Power)                                                 6.40      08/15/27      1,058,750

   1,000,000    Ohio State Water Development Authority Revenue                    6.30      09/01/20      1,038,750

   1,000,000    South Euclid Lyndhurst, OH City School District G.O.              6.40      12/01/18      1,081,250

   1,500,000    Springdale, OH Hospital Facilities Revenue
                   (Southwestern Ohio Seniors' Services Inc.)                     5.88      11/01/12      1,475,625

     510,000    Springfield, OH City School District G.O.                         5.15      12/01/08        515,738

   1,715,000    Springfield, OH City School District G.O.                         0.00      12/01/11        769,606

   1,710,000    Springfield, OH City School District G.O.                         0.00      12/01/12        720,337

   1,000,000    Student Loan Funding Corporation, Cincinnati, OH Senior
                   Subordinated Revenue Bonds Series 1993A                        6.15      08/01/10      1,012,500

     500,000    Summit Co., OH G.O.                                               6.90      08/01/12        542,500
-------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS      DECEMBER 31, 1996 (UNAUDITED)



      FACE                                                                       COUPON
     AMOUNT                      MUNICIPAL BONDS - (CONTINUED)                    RATE     MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------
  $1,500,000    Toledo-Lucas Co.,OH Convention Center
                   Special Lodging Tax Revenue                                    5.70%     10/01/15       $1,515,000

   2,500,000    University of Cincinnati, OH Certificates of Participation        5.13      06/01/24        2,328,125
   1,000,000    Upper Arlington, OH G.O.                                          5.13      12/01/19          951,250
     725,000    Warren Co., OH G.O.                                               6.55      12/01/14          811,093
   1,625,000    Westerville, OH G.O.                                              5.65      12/01/22        1,627,031
   1,760,000    Westlake, OH Industrial Development Revenue                       6.40      08/01/09        1,837,000
                                                                                                          -----------
                   Total Municipal Bonds
                         (Amortized Cost $65,772,806)                                                      67,301,648
                                                                                                          -----------
---------------------------------------------------------------------------------------------------------------------------


                                 SHORT-TERM INVESTMENTS - 9.91%
---------------------------------------------------------------------------------------------------------------------
   3,700,000    Ohio Municipal Cash Trust *                                       3.75             -        3,700,000

   3,700,000    Midwest Ohio Tax-Free Money Fund *                                3.25             -        3,700,000
                   Total Short Term Investments
                         (Amortized Cost $7,400,000)                                                        7,400,000
                                                                                                          -----------

                   TOTAL INVESTMENTS, at value
                        (Amortized Cost $73,172,806) - 100%                                               $74,701,648
                                                                                                          -----------

---------------------------------------------------------------------------------------------------------------------------

   * Ohio Municipal Cash Trust and Midwest Ohio Tax-Free Money Fund are money market mutual funds the investment objective of which is to provide current income exempt from federal regular and Ohio state income taxes consistent with stability of principal. Interest is accrued daily and paid to the Fund monthly. The coupon rate disclosed is the 7-day rate on December 31, 1996.

                 See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES         (Unaudited)



                                                                                                     DECEMBER 31, 1996
                                                                                                     -----------------
Assets

    Investments in securities, at value (Note 1) (Cost $73,172,806)                                    $74,701,648
    Cash                                                                                                   408,004
    Receivable for investments sold                                                                      1,270,495
    Interest receivable                                                                                  1,073,177
    Receivable for Fund shares sold                                                                         39,004
    Prepaid expenses and other assets                                                                       23,170
                                                                                                       -----------
      Total Assets                                                                                      77,515,498
                                                                                                       -----------
Liabilities
    Payable for investments purchased                                                                    1,267,912
    Payable for Fund shares redeemed                                                                        70,687
    Accrued investment advisory fee (Note 2)                                                                31,362
    Other accrued expenses payable to adviser (Note 2)                                                      23,091
    Other accrued expenses and liabilities                                                                  73,088
                                                                                                       -----------
       Total Liabilities                                                                                 1,466,140
                                                                                                       -----------

Net Assets                                                                                             $76,049,358
                                                                                                       ===========
Net assets consist of:
  Aggregate paid-in capital                                                                            $74,653,040
  Distributions in excess of net investment income                                                          (3,127)
  Accumulated net realized loss                                                                           (129,396)
  Net unrealized appreciation of investments                                                             1,528,841
                                                                                                       -----------
Net Assets                                                                                             $76,049,358
                                                                                                       ===========
Shares of capital stock outstanding
 (no par value - unlimited number of shares authorized)                                                  5,735,924
                                                                                                       ===========
Net asset value and redemption price per share (Note 1)                                                     $13.26
                                                                                                       ===========
Maximum offering price per share (Note 1)                                                                   $13.53
                                                                                                       ===========
-------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS  (UNAUDITED)


                                                                                         SIX MONTHS ENDED
                                                                                         DECEMBER 31, 1996
                                                                                  ------------------------------

Investment income:                                                                                    $2,212,079
Expenses:
   Investment advisory fee (Note 2)                                               $  188,558
   Distribution (Note 2)                                                              94,279
   Accounting service fees (Note 2)                                                   24,000
   Transfer agency fees (Note 2)                                                      20,221
   Professional fees                                                                  18,351
   Trustees' fees (Note 2)                                                            10,295
   Amortization of organization expense (Note 2)                                       6,605
   Printing                                                                            3,156
   ICI dues                                                                            1,762
   Other                                                                                 805
                                                                                   ---------
      Total expenses                                                                                     368,032
                                                                                                      ----------
Net investment income                                                                                  1,844,047
Net realized and unrealized gain (loss) on investments:

   Net realized gain on investments                                                1,132,523
   Net change in unrealized appreciation of investments                              883,415
                                                                                   ---------

Net realized and unrealized gain on investments                                                        2,015,938
                                                                                                      ----------

Net increase in net assets resulting from operations                                                  $3,859,985
                                                                                                      ==========
----------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS    (UNAUDITED)


                                                                                 SIX MONTHS            YEAR ENDED
                                                                                    ENDED                JUNE 30,
                                                                              DECEMBER 31,1996             1996
                                                                              -------------------------------------
From operations:
  Net investment income                                                         $  1,844,047          $  3,556,116
  Net realized gain on investments                                                 1,132,523               237,361
  Net change in unrealized appreciation of investments                               883,415               406,577
                                                                                 -----------           -----------
      Net increase in net assets resulting from operations                         3,859,985             4,200,054
                                                                                 -----------           -----------

  From distributions to shareholders from net investment income                  (1,848,734)           (3,555,785)
                                                                                 -----------           -----------
From Fund share transactions:

  Proceeds from shares sold                                                       12,793,382            14,042,107
  Net asset value of shares issued as distributions                                1,484,194             2,869,010
  Payments for shares redeemed                                                   (10,801,362)          (16,976,110)
                                                                                 -----------           -----------
      Net increase (decrease) in net assets from Fund share transactions           3,476,214               (64,993)
                                                                                 -----------           -----------
  Total increase in net assets                                                     5,487,465               579,276
Net assets:

  Beginning of period                                                             70,561,893            69,982,617
                                                                                 -----------           -----------
  End of period (including distributions in excess of net investment income of $3,127 and undistributed net investment income
      of $1,560, respectively) (Note 1)                                          $76,049,358           $70,561,893
                                                                                 ===========           ===========
Number of Fund shares:
  Sold                                                                               977,661             1,078,575
  Issued as distributions to shareholders                                            113,111               220,755
  Redeemed                                                                          (825,096)           (1,307,968)
                                                                                 -----------           -----------
      Net increase (decrease) in shares outstanding                                  265,676                (8,638)
  Outstanding at beginning of year                                                 5,470,248             5,478,886
                                                                                 -----------           -----------
  Outstanding at end of year                                                       5,735,924             5,470,248
                                                                                 ===========           ===========
------------------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS       DECEMBER 31, 1996 (UNAUDITED)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES


Gradison - McDonald Municipal Custodian Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was created under Ohio law by a Declaration of Trust dated June 11, 1992; it commenced investment operations and the public offering of its shares on September 18, 1992. There is currently one series, the Gradison Ohio Tax-Free Income Fund (the "Fund"). The Fund's investment objective is to provide as high a level of after-tax current income exempt from Federal income tax and Ohio state personal income tax as is consistent with preservation of capital by investing primarily in municipal securities.

The Fund changed its fiscal year end to June 30, effective with the June 30, 1994 Semiannual Report.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of income and expenses for that period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities are valued in accordance with procedures established by management and approved by the Board of Trustees by using market quotations provided by an independent pricing service, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost which approximates market value.

SECURITIES TRANSACTIONS - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Gains and losses on sales of securities are calculated on the identified cost basis for financial reporting and tax purposes.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS - When the Fund purchases securities on a when-issued or delayed delivery basis, the transaction may be entered into a month or more before delivery and payment are made. Such securities are marked to market daily and begin earning interest on the settlement date. In the event that the seller fails to deliver the securities, the Fund could experience a loss to the extent of any appreciation, or a gain to the extent of any depreciation, in the price of the securities.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Interest income includes interest earned, net of premium and original issue discount, as required by the Internal Revenue Code.

Dividends arising from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

TAXES - It is the Fund's policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

NOTES TO FINANCIAL STATEMENTS       DECEMBER 31, 1996 (UNAUDITED)



In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year, at least 98% of its taxable net investment income (earned during the calendar year) and 98% of its net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments is equal to the amortized cost as shown on the Statement of Assets and Liabilities.

For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 1996 were $1,682,834 and $153,993, respectively.

As of June 30, 1996, the Fund had a capital loss carryforward for Federal income tax purposes of $1,261,919 which can be used to offset future capital gains.

FUND SHARE VALUATION - The net asset value per share is computed by dividing the net asset value of the Fund (total assets less total liabilities) by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus 2.04% of net asset value (or 2% of the offering price). The offering price is reduced on sales of $250,000 or more. The redemption price per share is equal to the net asset value per share.

ORGANIZATION EXPENSES - Expenses of organization have been capitalized and are being amortized on a straight-line basis over 60 months commencing upon the public offering of the Fund's shares.

NOTE 2 - TRANSACTIONS WITH AFFILIATES


The Fund's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement (the Agreement). Under the terms of the Agreement, the Fund pays McDonald a fee computed and accrued daily and paid monthly based upon the Fund's average daily net assets at the annual rate of .50%.

The Agreement provides that McDonald bear the costs of salaries and related expenses of executive officers of the Fund who are necessary for the management and operations of the Fund. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials, the cost of space and equipment rental, and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Fund.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Trust. The Fund pays McDonald a monthly fee for transfer agency and administrative services at an annual rate of $26.50 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .035% on the first $100 million, .025% on the next $100 million and .015% on any amount in excess of $200 million, with a minimum annual fee of $48,000.

NOTES TO FINANCIAL STATEMENTS       DECEMBER 31, 1996 (UNAUDITED)


In accordance with the terms of a Distribution Service Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Fund pays McDonald a service fee for providing personal services to shareholders of the Fund, including responding to shareholder inquiries and providing information to shareholders about their Fund accounts. This fee is computed and paid at an annual rate of
 .25% of the Fund's average daily net assets.

During the period ended December 31, 1996, McDonald received sales charges aggregating $44,757 on sales of shares of the Fund.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $3,500 payable in quarterly installments and (b) $250 for each Board of Trustees or committee meeting attended.


NOTE 3 - SUMMARY OF INVESTMENT TRANSACTIONS

For the period ended December 31, 1996, purchases and proceeds from the sale of securities, excluding short-term securities, amounted to $48,892,777 and $53,240,697, respectively.


NOTE 4 - PORTFOLIO COMPOSITION

The concentration of investments as of December 31, 1996, classified by revenue source and credit rating, was as follows:


      INVESTMENTS BY REVENUE SOURCE                         INVESTMENTS BY RATING
      --------------------------------                 -------------------------------
      General Obligations        23.8%                 S&P/Moody's:
      Revenue Bonds:                                    AAA/Aaa                   51.5%
        Health Care              19.3                   AA/Aa                     11.2
        Utilities                12.0                   A/A                       15.2
        Housing                  11.6                   BBB/Baa                    5.9
        Public Facilities         7.0                   Unrated (1)                5.8
        Industrial Development    4.1                  Money Market (2)           10.4
        Higher Education          1.4                                             -----
        State Agency              3.7                  Total                     100.0%
      Municipal Lease             7.3                                             =====
      Money Market                9.8
                               ------
         Total                  100.0%
                               ======

---------------------------------------------------------------------------------------

  (1)Unrated obligations have been determined by the advisor to be of equivalent quality to the rated securities in which the Fund is permitted to invest.

  (2)Money market funds in the Fund's portfolio invest in obligations rated in one of the two highest short-term rating categories or unrated obligations of comparable quality.

See the Fund's Portfolio of Investments for additional information on portfolio composition.